19. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 7,774	$ 7,723
Additions	2,326	2,549
Reductions	(2,377)	(2,498)
Balance, ending	7,723	7,774
Unused commitments	667	720
Deposits from related parties	$ 4,035	$ 4,029